Comprehensive Income (Tables)	12 Months Ended
Jun. 30, 2014
Equity [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss)

The components of accumulated other comprehensive income (loss) included in stockholders’ equity are as follows:

	June 30,
	2014	2013
	(In Thousands)

Net unrealized loss on securities available for sale	$1,091	$(7,375)
Tax effect	(592)	2,021

Net of tax amount	499	(5,354)

Net unrealized loss on securities available for sale transferred to held to maturity	(990)	—
Tax effect	404	—

Net of tax amount	(586)	—

Fair value adjustments on derivatives	(3,501)	3,107
Tax effect	1,430	(1,269)

Net of tax amount	(2,071)	1,838

Benefit plan adjustments	(206)	(1,053)
Tax effect	84	430

Net of tax amount	(122)	(623)

Accumulated other comprehensive loss	$(2,280)	$(4,139)

Schedule of Comprehensive Income (Loss)

Other comprehensive income (loss) and related tax effects are presented in the following table:

	Years Ended June 30,
	2014	2013	2012
	(In Thousands)

Realized gain on sale of securities available for sale (1)	$(1,523)	$(10,433)	$(53)

Unrealized holding gain (loss) on securities available for sale arising during the period	9,989	(36,662)	13,405

Unrealized holding loss on securities available for sale transferred to held to maturity	(1,009)	—	—

Amortization of unrealized holding loss on securities available for sale transferred to held to maturity (2)	19	—	—

Fair value adjustments on derivatives	(6,608)	3,107	—

Benefit plans:
Amortization of:
Actuarial (gain) loss (3)	(2)	54	(25)
Past service cost (3)	46	48	64
New actuarial gain (loss)	803	(1,186)	284

Net change in benefit plans accrued expense	847	(1,084)	323

Other comprehensive income (loss) before taxes	1,715	(45,072)	13,675

Tax effect	144	17,337	(5,511)

Other comprehensive income (loss)	$1,859	$(27,735)	$8,164

(1)	Represents amount reclassified out of accumulated other comprehensive income and included in gain on sale of securities on the consolidated statements of income.
(2)	Represents amounts reclassified out of accumulated other comprehensive income and included in interest income on taxable securities.
(3)	Represents amounts reclassified out of accumulated other comprehensive income and included in the computation of net periodic pension expense. See Note 16 – Benefit Plans for additional information.